INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
8.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB
Raw materials	202,257,837	85,429,622
Work-in-progress	109,777,637	161,793,585
Finished goods	507,479,057	550,852,122
Total	819,514,531	798,075,329

Write-down the carrying amount of inventory to its estimated market value was RMB11,422,243, RMB29,602,473 and RMB201,662,101 for the years ended December 31, 2009, 2010 and 2011, respectively, and were recorded as cost of revenues in the consolidated statements of operations. Inventories are pledged as collateral for the Group's borrowings (Note 16).